Income Taxes - U.S. and Foreign Components of Earnings Before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Components Of Earnings From Continuing Operations Before Income Taxes And Provision For Income Taxes [Line Items]
U.S.					$ 62,506	$ 17,279	$ 13,868
Foreign					474	(1,147)	(1,468)
Income (loss) before income tax expense	26,148	35,481	17,824	17,864	62,980	16,132	12,400
LAMAR MEDIA CORP [Member]
Components Of Earnings From Continuing Operations Before Income Taxes And Provision For Income Taxes [Line Items]
U.S.					62,841	17,615	14,226
Foreign					474	(1,147)	(1,468)
Income (loss) before income tax expense	$ 26,241	$ 35,569	$ 18,019	$ 18,045	$ 63,315	$ 16,468	$ 12,758